Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Summary of Property Plant and Equipment

2020	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	18,596	286,666	104,817	29,081	439,160
Additions	1,728	9,659	6,287	3,460	21,134
Sales, retirements and other movements	(5,928)	600	(5,510)	(1,109)	(11,947)
Currency translation differences	92	3,632	2,282	970	6,976
At December 31	14,488	300,557	107,876	32,402	455,323
Depreciation, depletion and amortisation, including impairments
At January 1	4,010	136,300	48,872	11,629	200,811
Charge for the year [A]	3,336	34,209	11,680	1,693	50,918
Sales, retirements and other movements	(2,148)	(5,075)	(4,129)	(1,091)	(12,443)
Currency translation differences	64	2,805	1,819	502	5,190
At December 31	5,262	168,239	58,242	12,733	244,476
Carrying amount at December 31	9,226	132,318	49,634	19,669	210,847
[A] Includes $26,676 million relating to impairment losses (see table 'Impairments' below).

2019	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	21,181	285,252	97,694	26,268	430,395
Additions	2,659	11,374	10,945	3,145	28,123
Sales, retirements and other movements	(5,442)	(11,253)	(3,683)	(456)	(20,834)
Currency translation differences	198	1,293	(139)	124	1,476
At December 31	18,596	286,666	104,817	29,081	439,160
Depreciation, depletion and amortisation, including impairments
At January 1	3,287	131,692	46,218	10,465	191,662
Charge for the year	1,096	19,346	5,742	1,573	27,757
Sales, retirements and other movements	(440)	(15,567)	(2,981)	(437)	(19,425)
Currency translation differences	67	829	(107)	28	817
At December 31	4,010	136,300	48,872	11,629	200,811
Carrying amount at December 31	14,586	150,366	55,945	17,452	238,349

Summary of Right-of-use Assets
Within property, plant and equipment the following amounts relate to leases:

	$ million
2020	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	5	15,213	13,574	5,759	34,551
Additions	—	502	1,570	1,580	3,652
Sales, retirements and other movements	—	(1,370)	(675)	(75)	(2,120)
Currency translation differences	—	95	57	120	272
At December 31	5	14,440	14,526	7,384	36,355
Depreciation, depletion and amortisation, including impairments
At January 1	—	5,761	2,936	1,164	9,861
Charge for the year	—	1,898	2,675	760	5,333
Sales, retirements and other movements	—	(712)	(627)	(158)	(1,497)
Currency translation differences	—	50	29	27	106
At December 31	—	6,997	5,013	1,793	13,803
Carrying amount at December 31	5	7,443	9,513	5,591	22,552

	$ million
2019	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	—	16,379	10,718	5,017	32,114
Additions	5	664	3,124	917	4,710
Sales, retirements and other movements	—	(1,867)	(268)	(157)	(2,292)
Currency translation differences	—	37	—	(18)	19
At December 31	5	15,213	13,574	5,759	34,551
Depreciation, depletion and amortisation, including impairments
At January 1	—	5,209	1,110	589	6,908
Charge for the year	—	1,632	1,855	703	4,190
Sales, retirements and other movements	—	(1,091)	(30)	(128)	(1,249)
Currency translation differences	—	11	1	—	12
At December 31	—	5,761	2,936	1,164	9,861
Carrying amount at December 31	5	9,452	10,638	4,595	24,690

Summary of Impairments

Impairments	$ million
	2020	2019	2018
Impairment losses [A]
Exploration and production	20,155	2,983	1,066
Manufacturing, supply and distribution	6,490	654	441
Other	31	2	8
Total	26,676	3,639	1,515
Impairment reversals [A]
Exploration and production	—	—	1,265
Manufacturing, supply and distribution	—	190	—
Total	—	190	1,265
[A] See Note 4.
Summary of Commodity Price Assumptions Applied in Impairment Testing	The near-term commodity price assumptions applied in impairment testing in 2020 were as follows:

Commodity price assumptions [A]
	2021	2022	2023	2024
Brent crude oil ($/b)	40	50	60	63
Henry Hub natural gas ($/MMBtu)	2.50	2.50	2.75	3.03
[A] Money of the day.
Summary of Capitalised Exploration Drilling Costs

Capitalised exploration drilling costs	$ million
	2020	2019	2018
At January 1	5,668	6,629	6,981
Additions pending determination of proved reserves	1,016	2,036	2,588
Amounts charged to expense	(815)	(1,218)	(449)
Reclassifications to productive wells on determination of proved reserves	(1,385)	(1,655)	(2,461)
Other movements [A]	(830)	(124)	(30)
At December 31	3,654	5,668	6,629
[A] Includes $750 million impairment of capitalised exploration drilling costs.

	Projects		Wells
	Number	$ million	Number	$ million
Between 1 and 5 years	33	1,666	80	1,275
Between 6 and 10 years	12	975	47	1,309
Between 11 and 15 years	7	213	21	217
Between 16 and 20 years	—	—	3	53
Total	52	2,854	151	2,854